Note 9 - Long Term Debt and Revolving Lines of Credit (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018
Notes Tables
Schedule of Maturities of Long-term Debt [Table Text Block]
Years ended October 31:
(in thousands)
2019	$17,850
2020	17,850
2021	17,850
2022	17,850
2023	17,850
Thereafter	248,579
$337,829

Years ending October 31:
2019	$-
2020	8,292,050
2021	1,266,000
2022	-
2023	166,287,000
Thereafter	-
$175,845,050

Schedule of Debt [Table Text Block]
	Successor	Predecessor
	January 31,	October 31,
(in thousands)	2019	2018
Term loan	$357,000	$-
Senior secured notes	-	167,553
Seller notes	-	8,292
	357,000	175,845
Plus unamortized premium on debt	-	540
Less unamortized deferred financing costs	(19,171)	(2,915)
Total long term debt	$337,829	$173,470

	2018	2017

Senior secured notes	$167,553,000	$152,553,000
Seller notes	8,292,050	8,626,150
	175,845,050	161,179,150

Plus unamortized premium on debt	539,535	327,473
Less unamortized deferred financing costs	(2,914,520)	(4,521,793)
Total long term debt	$173,470,065	$156,984,830